Summit Global Investments U.S. Low Volatility Equity Fund (Prospectus Summary) | Summit Global Investments U.S. Low Volatility Equity Fund
SUMMARY SECTION
Investment Objective
The Summit Global Investments U.S. Low Volatility Equity Fund (the "Fund") seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility. There can be no guarantee that the Fund will achieve its investment objective.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder
Information - Sales Charges" and in the section of the Fund's Statement of
Additional Information ("SAI") entitled "Purchase and Redemption Information -
Reducing or Eliminating the Front-End Sales Charge."
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summit Global Investments U.S. Low Volatility Equity Fund	Class A	Retail Class	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.50%	1.50%	1.50%
Exchange Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.50%	1.50%	1.50%

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summit Global Investments U.S. Low Volatility Equity Fund		Class A	Retail Class	Class I
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		1.93%	1.93%	1.68%
Fee Waivers and Expense Reimbursements	[2]	0.70%	0.70%	0.70%
Net Expenses		1.23%	1.23%	0.98%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser has contractually agreed to waive management fees and reimburse expenses through March 1, 2013 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23% for Class A Shares and Retail Shares and 0.98% for Class I Shares. In determining the investment adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.23% or 0.98%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before March 1, 2013 without the approval of the Board of Directors of The RBB Fund, Inc.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A and Retail Shares or $1,000,000 in the Class I
Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Summit Global Investments U.S. Low Volatility Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	644	1,035
Retail Class	125	538
Class I	9,997	46,118

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets
(including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index .
The Fund's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

The Fund's investment adviser attempts to lower the Fund's market risk by investing in U.S. equity securities that lower the overall volatility of the
Fund's portfolio as compared to the S&P 500® Index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics
(i.e., earnings, debt, return on assets, competition, customers, industry, etc.)
and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Fund's investment adviser selects securities for the Fund that it anticipates will produce less volatility with more capital protection and more consistent returns.
Principal Risks
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

o Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time.
Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

o Management Risk. The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.
Although the Fund will invest in stocks the Fund's investment adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

o Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
Performance Information
No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus. The Fund intends to evaluate its performance as compared to that of the S&P 500® Index.